Stock-Based Compensation - Summary of RSU Activity Issued (Parenthetical) (Details)	Sep. 30, 2025 shares
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock shares subject to release of vested restricted stock units	1,973,365